M M
__________________________________________________________________
LAW OFFICE OF MARTIN MUSHKIN LLC


         Martin Mushkin                     30 Oak St.
                                            Stamford,. CT 06905-3500
                                            Telephone: 203-252-2357
                                            Facsimile: 203- 547-7540
                                            e-mail: mmushkin@mushkinlaw.com
                                            Website: rpglk.com    mushkinlaw.com
                                            CT juris: 040298 CT Fed Bar: ct27017
                                            NY Bar Reg: 1100387

April 23, 2007

         Mail Stop 3561

         Securities and Exchange Commission
         100 F St. NE
         Washington, DC 20549-3561
                  Fax: 202-942-9648

                  Attn:    Scott Anderegg, Staff Attorney
                           Peggy Kim, Senior Staff Attorney
                           H. Christopher Owings, Asst. Director

                           Scott Ruggiero, Accountant
                           William Choi, accounting Branch Chief

                  Re:  Orion Diversified Technologies, Inc.
                   Please refer to:
                     Schedule 14C                        Filed November 22, 2005
                     Amendment 1 to Schedule 14C          Filed November 3, 2006
                     SEC Letter of Comment                     November 30, 2006
                     Orion (MM) letter to SEC Filed as a letter January 18, 2007

                           File No. 0-04006

Gentlemen:

 What is being sent to you?

         Previously Orion filed a Form 14C with you. The company has determined that it was better to move to a shareholders meeting for which proxies would be solicited. In New Jersey, consents in lieu of meeting are only valid for 60 days. Orion has obtained consents twice. Since it would have to obtain them once more, it was just as easy to solicit proxies. In addition, once it was decided to solicit proxies on the Exchange Agreement became simpler to solicit them on all proposals rather than have a set of consents and a set of proxies, to say nothing of two parallel SEC filings.

         We are sending this letter to you because except for certain changes noted below, the 14A is much the same as the 14C as amended. We think this letter will provide a roadmap through the document. Please refer to you the prior correspondence regarding Orion's 14C in reading this 14A. We have endeavored to comply with all the comments you have made except for those items which we took exception to in our letter to you dated January 18, 2007.

         Significant changes The significant changes consist of: a 14A cover sheet, adding a notice of meeting, adding a page entitled "Other Voting Information", adding a form of proxy card, changing the references in the document to the consents in lieu of meeting. References to the consents in lieu of meeting remain in the document although modified. This is to inform readers that we went that route and that shareholders holding two-thirds of the shares signed the consents to vote for the proposals. We have also provided for the separate election of Vladimir Fabert and Gilles Neveu to Orion's Board of Directors. Additionally we have provided for a vote on a resolution to eliminate pre-emptive rights.

         The word "stockholder" has been changed to "shareholder" to comply with that usage in New Jersey law. The MD&A has been revised and is more detailed.

         Orion's Audited Financial statements were previously an exhibit to the 14C. They are not an exhibit to the 14A since they are part of the amended 10KSB and that document, as it is being filed simultaneously herewith, will accompany the proxy statement as Orion's annual report.
In addition it is referenced in the 14A as a document incorporated by reference.

         As with our Amendment No. 1 to the 14C, this letter is being filed with you electronically through EDGAR. This filing should be deemed as being made pursuant to the telephone call of Sirousse Tabritzchi, CPA and myself on January 12, 2007 to Mr. Ruggiero and Mr.Anderegg, and my telephone call with Mora Ramson, Esq. on January 23, 2006. Copies of this letter are also being sent to you via FEDEX for early morning delivery. (1) A printed copy of this letter, (2) a printed copy of the Pre14A and (3) the Pre14A as a Final Showing Markup with comments, are also being sent to you via FEDEX for early morning delivery. (5) Additional copies in color with comments in balloons are also being sent to you. In the Final Showing Markup copy, most of Microsoft's notations in formatting and similar changes have been deleted to ease your reading of changes in the document. (6) We have also sent you a floppy disc with a copy of the 14A with track changes and a copy of this letter.

         Comment Balloons

         Comment balloons have been placed in the copy of the submission. The balloons refer to the Staff's comments by being marked #--, such as #4. All comments are dealt with in part in this letter but also by reference to the pertinent materials in balloons rather than in this letter. Accounting items are not dealt with in balloons. All comments are not dealt with in balloons. Responses to the Staff's comments are not necessarily in chronological order since the responses are not necessarily in the order the comments were made.

         We used the balloons with the thought that by using the "Edit" and "Find" feature in Word, asking it to find #12 (or whatever), you would be able to go through your comment letter of November 30, 2006 and Amendment #2, and virtually check off compliance.

         Who is sending this letter to you?

         As noted in my cover letter dated November 3, 2006, I am counsel to Ovale. Orion dispensed with counsel since it determined that engaging counsel would be a duplication of effort. The information contained in this letter and the filing was obtained from the officers of Orion, Ovale, stockholders of Orion and Ovale, and the auditors for both companies.

         We assume that at the beginning of its review of this filing the Staff will have read our letter of January 18, 2007. The Pre14A is written as outlined in that letter. This letter deals with Staff's Comments not dealt with in our letter of January 18th, and also incorporates changes to make the file a 14A.

                     Staff's letter dated November 30, 2006

         A new "Action" has been added and listed as "Action 1". Accordingly the other actions have been renumbered. #1 is now #2, etc. However, for ease of review in most instances the Action numbers appearing in your letter of comment of November 30th and in Amendment #1 remain in the same in this letter with the following exception. Because Orion added a proposed amendment to eliminate pre-emptive rights we numbered that proposal as Proposal #5 and moved the vote on directors and approval of Bloom & Co. to numbers 6 and 8. You will be able to find the references to pre-emptive rights by finding the word "pre-emptive'.

         The paragraph numbers below conform to the comment numbers of your letter of November 30th.

Letter to Stockholders, page 2

2. The Second Paragraph of the letter has been substantially removed from the cover letter. There is still a reference in the cover letter in its old location to and that it anticipates the people who signed the c consents to vote at the meeting in favor of all the proposals. Its placement now gives appropriate status to the old consents and provides full disclosure of expected votes.

The Charter Amendments, page 7

3.  The pertinent bullet has been amended. It was poorly proofread.

Votes Required and Stockholders who signed the Resolution, page 8

4. We believe that we have complied with this comment. Please note that the only affiliate of Orion or Ovale (controlled, controlled by or under common control) is Mr. Fabert. If we may say so, there appears to be a suspicion on the part of the staff that there are undisclosed controlling persons. We know of none.

NEW Action 1: Securities Exchange with Ovale, page 9.

5. We have amended the paragraph to comply with your comment. As to the loan aspect of the comment please see our letter of January 18th. As you see by reference to Whereas E of Exh A and ss.2 of Exh. B, the amount of the Fabert-Ovale Loan was (euro)700,000. It was never "converted". The sentence you quote at the end your comment has been changed.

Action on the increase in shares by more than 40%.

          The 14A provides that shareholders have a right to vote upon the issuance of shares of Orion even though no merger is proposed. As pointed out in our letter of January 18th, NJ Stat: ss.14A:10A:6-1(1), a provision which appears to be unique to New Jersey and perhaps one or two other states, appears to provide that shareholders are entitled to vote upon a proposed acquisition in which the shares outstanding will increase by more than 40%. (Arguably consents in lieu of meeting could be used since the New Jersey corporate statute is hardly a masterfully integrated document and there is no case law directly on point. However, there is no need to deal with that here since Orion has changed its approach to the issue.) To assure that two-thirds of the votes cast by shares issued prior to the Initial Closing vote in favor of the proposals, those shares will be counted separately. References to this appear in the cover letter and in the Votes Required section. We can do the count this way since, as the 14A discloses, all the shares issued in conjunction with the Initial Closing were issued as restricted Reg S stock, and all those shares remain in the names of the initial holders. No other Orion shares have been issued since the Initial Closing.

         Stockholders are also entitled to a right to dissent if they do not vote in favor of that proposition. The right of dissent has been explained and a copy of NJ Stats: ss.14A:10-11 and ss.14A:11, the dissenters rights statutes, is now Exhibit I to the 14A.

         Since the people who signed the consents are anticipated to vote for the proposals, the language regarding consents and the two-thirds votes has been changed. If you go to Word's Find feature and use "two-thirds" you should find all the places the changes were made and where the references remain as changed.


How the Exchange Came About ...

6. We have added that prior to the transaction, Mr. Fabert knew Mr. El Sohl and Mr. El Sohl knew Mr. Shahbazi. They all lived in Geneva, a small entrepreneurial community. Mr. Fabert and Mr. Neveu were friends; they developed an idea. It was not a business plan but was enough to interest Mr. El Sohl and Mr. Shahbazi. That is the background.

         We have explained our compliance with this comment in the letter of January 18th.

         The various amendments to the Exchange Agreement have been further explained in the How the Exchange Came About. We think this section gives a very full explanation of how the exchange came about and is helpful in understanding its terms. We note that a review of several large company proxies does not show any such explanation. Undoubtedly many ideas were discussed, disregarded or rejected. Although we agree that the disclosures in "How the Exchange Came About" are helpful in understanding the Exchange, referring to the two year provision of SB Item 404, the meaningfulness of ideas proposed, rejected, or discarded is doubtful, even if they could be reconstructed. No doubt two years is only a guideline here in light of the three years this deal (and over two years for this 14A) has been pending, but we do not think that such conjectures
- to the extent they can be recalled - would be material now to a reasonably prudent investor. As you can see from the 14A, the economic position of Orion and Ovale changed from 2003 to 2004 and has changed even more since then.

7. This has been responded to above, in response to Comment 6. See also the balloons.

Terms of the Exchange, page 13

8. The Second Closing conditions are explained in amendments to the indicated section and we have placed a balloon reference there.

Factors Considered, page 15.

9. We have complied with the comment.

10. We have added a sentence stating that if the transaction is not consummated, and Orion was liquidated, its principal asset will be the Fabert-Ovale Loan. The present value of the loan is stated.

Overview, page 17.

11. We have added a statement that when Ovale becomes Orion's wholly-owned subsidiary, Orion will direct Ovale to continue its present line of business and continue that line without any change in the foreseeable future.

Development of Ovale's Business, page 18

12. The noted paragraphs have been modified to comply with your comment.
Among other things, "concluded" has been eliminated. "Contract" has been changed to "agreement" and it has been modified to a "merchandising" arrangement. The arrangement with Hotel Plaza has been eliminated. Although the arrangement continues with Hotel Plaza, it is not economically meaningful.

Description of Orion's Securities, page 44

Pre-emptive Rights, page 44

13. Thank you for your comment. It appears that Orion made a misrepresentation in the Exchange agreement. Ovale considers the misrepresentation to have been made in good faith and not material to the transaction as now explained. As noted, we have made a disclosure as to pre-emptive rights and provided for their elimination.

Securities Ownership of Certain Beneficial Owners of Ovale

14. We have now complied with the comments. We have presented three tables rather than four, having combined the two Orion tables into one. Now one chart shows Orion before and after the change of control (i.e. after the Second Closing), a second shows Ovale, and the third shows Orion after the change in control of Orion (after the Second Closing). The third chart may be unnecessary, but we think it eases understanding the end result on control.

15. - 17. We have complied with these comments. Ms. Kim asked the undersigned to inquire of Mr. Fontanet and/or Mr. El Sohl why the arrangement was made between Parthian and Synergy. Mr. Fontanet found the question perplexing, said it was made by Mr. Shahbazi (now deceased), he did not know or care why and he asked what difference does it make. I note that we have no right to inquiry except on the informal manner in which the inquiry was made. Please see the balloons on this issue for further explanation and reference to the legal aspects of the inquiry.

Exhibit D: Audited Financial Statements of Orion

 General

18. This Comment has been discussed at length in our letter of January 18th and authority for our position have been presented.

19. Please refer to the response to comment 18.

Report of Independent Registered Public Accounting Firm

20. We have obtained a statement from our registered public accountant that states " in accordance with the standards of the Public Company Accounting Oversight Board" and it is incorporated into our amended filing.

         Interim Financials - Appropriate updated financials have been included in this Amendment No. 2. Those financials are in keeping with the approach presented in our letter of January 18th.

Notes to Financial Statements

Note 2. Summary of Significant Accounting Policies

21. We confirm that Orion-Ovale note receivable is in US dollars and the payment have been, and will be, made in US dollars.

22. We revised the Note 2 reference to SFAS No. 121 and replaced it by SFAS No. 144. The company does not have any long-lived assets.


Exhibit F.  Ovale S.A. Financial Statements

Notes to Financial Statements

23.

Note 2 to the audited financial of Ovale now states:

Leasehold rights and other intangible assets

Upon signing a commercial lease agreement in France and Switzerland, a tenant obtains a certain marketable right (referred to as Key Money") to the property that survives the expiration of the lease. A subsequent tenant must purchase this Key Money right from the outgoing tenant at market value in order to effectuate the new lease. The amount of Key Money is dependent upon the location and market demand for the site. Remaining number of years on the lease contract has little/no impact on the value of Key Money. The Company adopted Statement of Financial Accounting Standards ("SFAS") No. 142, "Goodwill and Other Intangible Assets", effective with the beginning of fiscal year 2003. In accordance with SFAS No. 142, the Company's Key Money rights account is not amortized but rather is evaluated for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Based on this annual evaluation, the Company has concluded that there is no impairment of its goodwill or indefinite life intangible assets.

Form 10-KSB for the Fiscal Year Ended April 30, 2006

Management's Discussion and Analysis or Plan of Operation

24. We thought this had been covered in the prior filing with the following language:

During the two fiscal years ended April 30, 2006, the economic viability of the Company was and continues to be entirely dependent upon the Company's ability to raise capital through private offerings, loans and the consummation of a business combination.

However we have added a subparagraph as follows:

         Cash Requirements In September, 2006 the Company borrowed $30,000 from an unrelated person so that it would have cash to meet its current needs. The terms of the loan appear in the Company's 10QSB for the period ended October 31, 2006.

Disclosure Controls and Procedures
25. The Disclosure Control paragraph has been enhanced to read as follows:

As of the end of the period covered by this report, the Company's sole officer evaluated the effectiveness of the Company's disclosure controls and procedures. Based on the evaluation, the procedures were enhanced to ensure that information required to be disclosed in reports filed under the Exchange Act is accumulated and communicated to management to allow timely decision making required disclosure. Other than the need for that enhancement, management found no significant deficiencies or material weaknesses, and the Company's sole officer concluded that the Company's disclosure controls and procedures are effective.

         Please note that Orion filed its quarterly report for its quarter ended January 31, 2007 early.

Exhibits 31.1 and 31.2

26. We have noted your comment again and have redoubled our effort to comply. This is to confirm to you that the inclusion of your CEO's and CFO's title in the Registrant's certifications is not intended to limit the capacity in which such individuals provided the certifications.

         We will appreciate expedited review of this amendment.

Very truly yours,


Martin Mushkin